SEGMENT INFORMATION - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 24,268	$ 20,876	$ 6,026
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	$ 20,754	$ 18,758	$ 3,034